Schedule of Other Payable and Accrued Expenses (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 1	$ 194,552
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 2	1,045,140
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 3	2,772,560
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 4	924,861
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 5	433,000
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 6	433,000
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 7	158,747
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 8	140,697
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 9	198,370
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 10	206,491
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 11	281,188
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 12	294,590
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 13	4,038,417
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 14	$ 3,044,779